Provisions - Additional Information (Detail) - EUR (€)	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information of provision [Line Items]
Provision for Indemnity		€ 274,000
Maximum exposure amount to various ongoing claims in relation to commercial agreements	€ 2,300,000	2,300,000
Provision in various ongoing claims in relation to commercial agreements	0	0
Ares acquisition
Disclosure of detailed information of provision [Line Items]
Contingent consideration earnout	€ 1,000,000	€ 1,000,000